Recapitalization (Details Textual)			1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Nov. 04, 2016 USD ($) shares	Aug. 11, 2016 USD ($)	Nov. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 04, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Nov. 03, 2016 USD ($) shares
Common Stock, Shares, Issued | shares				22,047,531		22,047,531	25,983,461
Common Stock, Shares, Outstanding | shares				22,047,531		22,047,531	25,983,461
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				1,169,607		1,169,607
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.20		$ 0.20
Proceeds from Contributions from Parent		$ 735,099			$ 735,099	$ 735,099
Stockholders' Equity Note, Stock Split, Conversion Ratio		4.13607
Equity, Fair Value Disclosure				$ 4,403,464		$ 4,403,464	$ 4,403,464
Equity Method Investment, Ownership Percentage				100.00%		100.00%	100.00%
General and Administrative Expense [Member] | Subsidiaries [Member]
Business Combination, Acquisition Related Costs					50,000
Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares						12,517,152
MDB Capital Group Llc [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			1,169,607
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.20
Recapitalization Costs			$ 921,698
Warrants Not Settleable in Cash, Fair Value Disclosure			744,105
Payments for Merger Related Costs			$ 177,593
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 1,520,000	$ 994,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Nov. 04, 2021
TheMaven Network, Inc [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 1,447,000				1,447,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	$ 470,000				$ 470,000
Stockholders' Equity Note, Stock Split, Conversion Ratio						4.13607	4.13607
Equity, Fair Value Disclosure				$ 2,500,000		$ 2,500,000	$ 2,500,000
Equity Method Investment, Ownership Percentage				56.70%		56.70%	56.70%
TheMaven Network, Inc [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Acquisitions | shares				12,517,152			12,517,152
Integrated Surgical Systems, Inc [Member]
Common Stock, Shares, Issued | shares							25,983,461	9,530,379
Common Stock, Shares, Outstanding | shares	9,530,379			22,047,531	9,530,379	22,047,531	25,983,461
Series G Preferred Stock [Member]
Business Combination ,Number Of Shares Assumed Under Recapitalization | shares	168
Temporary Equity, Liquidation Preference				$ 168,496		$ 168,496